Pensions and Other Post-employment Benefits - Summary of Movement in Net Defined Benefit Liability (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Beginning of net defined benefit liability	£ (1,129)	£ (2,104)	£ (1,921)
Exchange adjustments	(87)	65	(18)
Service cost	(146)	(216)	(291)
Past service cost	(6)	(5)	(43)
Interest cost	(18)	(27)	(36)
Settlements and curtailments	21	10	18
Remeasurements:
Return on plan assets, excluding amounts included in interest	(5,883)	424	1,056
Gain from change in demographic assumptions	5,868	716	(1,340)
(Loss)/gain from change in financial assumptions	92	(62)	69
Experience gains/(losses)	(949)	(215)	110
Employer contributions	919	312	313
Transfer to assets held for sale/distribution	(3)	0	0
Expenses	(35)	(27)	(21)
Ending of net defined benefit liability	£ (1,356)	£ (1,129)	£ (2,104)